Registration No. 333-53325

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                         Post-Effective Amendment No. 1
                                       to
                                    Form S-6

FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2

A.  EXACT NAME OF TRUST:  DELAWARE INVESTMENTS UNIT INVESTMENT TRUST, SERIES 20

B.  Name of depositor:    DELAWARE CAPITAL MANAGEMENT, INC.

C. Complete address of depositor's principal executive offices:

                        DELAWARE CAPITAL MANAGEMENT, INC.
                               One Commerce Square
                        Philadelphia, Pennsylvania 19103

D. Name and complete address of agent for service:
                                                            Copy to:
   George M. Chamberlain, Jr.                             MARK J. KNEEDY
Delaware Capital Management, Inc.                     c/o Chapman and Cutler
       One Commerce Square                            111 West Monroe Street
Philadelphia, Pennsylvania  19103                    Chicago, Illinois  60603


It is proposed that this filing will become effective (check appropriate box) / :/ immediately upon filing pursuant to paragraph (b)
/ X:/ June 3, 1998
/  :/ 60 days after filing pursuant to paragraph (a)
/  :/ on (date) pursuant to paragraph (a) of rule (485 or 486)

         Pursuant to the Rule 24f-2 under the Investment Company Act of 1940, the issuer has registered an indefinite amount of securities.


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         CONTENTS OF POST-EFFECTIVE AMENDMENT OF REGISTRATION STATEMENT

     This Registration Statement on Form S-6 comprises the following papers and documents:

              The facing sheet of Form S-6
              The signatures
              Financial Data Schedules


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                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, the Registrant, Delaware Investments Unit Investment Trust, Series 20, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment of its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Philadelphia and State of Pennsylvania on the 3rd day of June, 1998.

                                   Delaware Investments Unit Investment Trust,
                                   Series 20
                                  (Registrant)

                                   By:  Delaware Capital Management, Inc.
                                   (Depositor)

                                   By:
                                   Chairman of the Board of Directors and
                                        President

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment of the Registration Statement has been signed below by the following persons in the capacities and on June 3, 1998.

     SIGNATURE                                    TITLE


Wayne A. Stork
Wayne A. Stork                  Chairman of the Board of Directors and President

George M. Chamberlain, Jr.
George M. Chamberlain, Jr.      Director, Senior Vice President, Secretary and
                                  General Counsel


David K. Downes
David K. Downes                 Senior Vice President, Chief Operating Officer
                                  and Chief Financial Officer